ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

7.                   ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and current liabilities consisted of the following:

	At December 31,
	2012	2013
	$	$

Payroll and welfare payables	22,155,642	23,769,468
Advance from customers	20,146,923	29,672,618
Derivatives	182,963	475,973
Accrued expenses	24,410,724	25,715,366
Payments to Custom and other taxes payables	1,991,918	15,523,654
Other payables	21,080,447	29,994,327
Total	89,968,617	125,151,406

Other payables primarily include the liabilities incurred for the Company’s purchase of equipment and miscellaneous services.